                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0261

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Exchange Fund performed during the semiannual period. This report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may be therefore less than what you paid for them. Accordingly, you can lose money investing in this fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

-----------------------------------------------
                                   W/O SALES
AVERAGE ANNUAL                      CHARGES
TOTAL RETURNS                    since 12/16/76

Since Inception                      12.38%

10-year                              12.70

5-year                                0.76

1-year                               19.69

6-month                               2.86
-----------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a partner would pay on fund distributions or the redemption of fund units. Figures shown above assume reinvestment of all dividends and capital gains.

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  98.8%
AEROSPACE & DEFENSE  0.7%
Honeywell International, Inc. ..............................    12,528    $   458,901
                                                                          -----------

ALUMINUM  0.7%
Alcan, Inc. (Canada)........................................    10,774        446,044
                                                                          -----------

AUTO PARTS & EQUIPMENT  0.4%
Dana Corp. .................................................    13,677        268,069
                                                                          -----------

COMPUTER HARDWARE  2.1%
International Business Machines Corp. ......................    15,016      1,323,660
                                                                          -----------

CONSTRUCTION & ENGINEERING  1.0%
Fluor Corp. ................................................    12,831        611,654
                                                                          -----------

DIVERSIFIED BANKS  1.4%
HSBC Holdings Plc--ADR (United Kingdom).....................    11,434        856,521
                                                                          -----------

DIVERSIFIED METALS & MINING  0.6%
Massey Energy Corp. ........................................    12,831        361,963
                                                                          -----------

FOREST PRODUCTS  1.0%
Louisiana-Pacific Corp. ....................................    25,970        614,191
                                                                          -----------

HEALTH CARE DISTRIBUTORS  0.2%
Cardinal Health, Inc. ......................................     1,867        130,783
                                                                          -----------

HEALTH CARE EQUIPMENT  0.6%
Baxter International, Inc. .................................    10,000        345,100
Edwards Lifesciences Corp. (a)..............................     1,000         34,850
                                                                          -----------
                                                                              379,950
                                                                          -----------
HEALTH CARE SERVICES  0.4%
Medco Health Solutions, Inc. (a)............................     6,075        227,813
                                                                          -----------

INDUSTRIAL GASES  7.4%
Air Products & Chemicals, Inc. .............................    89,021      4,669,151
                                                                          -----------

INDUSTRIAL MACHINERY  1.0%
SPX Corp. ..................................................    13,648        633,813
                                                                          -----------

INTEGRATED OIL & GAS  11.7%
Amerada Hess Corp. .........................................    21,200      1,678,828
BP Plc--ADR (United Kingdom)................................    33,876      1,814,737
Exxon Mobil Corp. ..........................................    86,639      3,847,638
                                                                          -----------
                                                                            7,341,203
                                                                          -----------

 2                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
MULTI-LINE INSURANCE  4.7%
American International Group, Inc. .........................    41,688    $ 2,971,521
                                                                          -----------

OFFICE SERVICES & SUPPLIES  1.6%
IKON Office Solutions, Inc. ................................    86,993        997,810
                                                                          -----------

OIL & GAS DRILLING  0.1%
Transocean, Inc. (Cayman Islands) (a).......................     3,113         90,090
                                                                          -----------

OIL & GAS EQUIPMENT & SERVICES  4.6%
Baker Hughes, Inc. .........................................    25,634        965,120
Halliburton Co. ............................................    30,320        917,483
Schlumberger Ltd. (Netherlands).............................    16,080      1,021,241
                                                                          -----------
                                                                            2,903,844
                                                                          -----------
OIL & GAS EXPLORATION & PRODUCTION  2.8%
Apache Corp. ...............................................    26,346      1,147,368
Kerr-McGee Corp. ...........................................    10,900        586,093
                                                                          -----------
                                                                            1,733,461
                                                                          -----------
PACKAGED FOODS  5.2%
McCormick & Co., Inc. ......................................    96,518      3,281,612
                                                                          -----------

PAPER PRODUCTS  2.2%
Georgia-Pacific Corp. ......................................    37,376      1,382,164
                                                                          -----------

PHARMACEUTICALS  28.9%
Johnson & Johnson...........................................    78,636      4,380,025
Merck & Co., Inc. ..........................................    50,376      2,392,860
Pfizer, Inc. ...............................................   189,577      6,498,700
Schering-Plough Corp. ......................................   156,022      2,883,287
Wyeth, Inc. ................................................    56,000      2,024,960
                                                                          -----------
                                                                           18,179,832
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS  1.3%
Plum Creek Timber Co., Inc. ................................    25,602        834,113
                                                                          -----------

RESTAURANTS  0.2%
Luby's Cafeterias, Inc. (a).................................    13,367         92,366
                                                                          -----------

SEMICONDUCTORS  12.8%
Intel Corp. ................................................   291,662      8,049,871
                                                                          -----------

SPECIALTY CHEMICALS  5.2%
International Flavors & Fragrances, Inc. ...................    49,712      1,859,229
Lubrizol Corp. .............................................    37,620      1,377,644
                                                                          -----------
                                                                            3,236,873
                                                                          -----------

See Notes to Financial Statements                                              3

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  98.8%
(Cost $6,838,402)......................................................   $62,077,273

REPURCHASE AGREEMENT  1.2%
State Street Bank & Trust Co. ($776,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.35%, dated 06/30/04, to be sold on 07/01/04 at $776,029)
  (Cost $776,000)......................................................       776,000
                                                                          -----------

TOTAL INVESTMENTS  100.0%
  (Cost $7,614,402)....................................................    62,853,273
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%............................        (3,690)
                                                                          -----------

NET ASSETS  100.0%.....................................................   $62,849,583
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 4                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $7,614,402).........................  $62,853,273
Cash........................................................       31,775
Receivables:
  Dividends.................................................       88,054
  Interest..................................................           29
Other.......................................................       22,685
                                                              -----------
    Total Assets............................................   62,995,816
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       25,492
  Other Affiliates..........................................        9,463
Managing General Partners' Retirement Plan..................       72,573
Accrued Expenses............................................       38,705
                                                              -----------
    Total Liabilities.......................................      146,233
                                                              -----------
NET ASSETS..................................................  $62,849,583
                                                              ===========
NET ASSETS ARE COMPRISED OF:
182,249 units of limited partnership interest...............  $61,640,443
3,340 units of non-managing general partnership interest....    1,129,658
235 units of managing general partnership interest..........       79,482
                                                              -----------
NET ASSETS..................................................  $62,849,583
                                                              ===========
NET ASSET VALUE PER UNIT ($62,849,583 divided by 185,824
  units of partnership interest outstanding)................  $    338.22
                                                              ===========

See Notes to Financial Statements                                              5

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,058)......  $   528,586
Interest....................................................        3,584
                                                              -----------
    Total Income............................................      532,170
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      155,095
Managing General Partners' Fees and Related Expenses........       18,521
Shareholder Reports.........................................       14,060
Audit.......................................................       12,308
Legal.......................................................        5,844
Custody.....................................................        5,753
Other.......................................................       21,291
                                                              -----------
    Total Expenses..........................................      232,872
    Less Credits Earned on Cash Balances....................          259
                                                              -----------
    Net Expenses............................................      232,613
                                                              -----------
NET INVESTMENT INCOME.......................................  $   299,557
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Investments as a result of
  partner-in-kind redemptions...............................  $ 5,022,439
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   58,760,543
  End of the Period.........................................   55,238,871
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,521,672)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 1,500,767
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 1,800,324
                                                              ===========

 6                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2004      DECEMBER 31, 2003
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $   299,557          $   620,402
Net Realized Gain on Investments as a result of
  partner-in-kind redemptions.........................      5,022,439            3,543,670
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (3,521,672)           9,926,325
                                                          -----------          -----------
Change in Net Assets from Operations..................      1,800,324           14,090,397
                                                          -----------          -----------

Distributions from Net Investment Income..............       (119,170)            (266,042)
Distributions from Net Realized Gain..................        (17,030)                 -0-
                                                          -----------          -----------
Total Distributions...................................       (136,200)            (266,042)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      1,664,124           13,824,355
                                                          -----------          -----------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds From Units Issued Through Dividend
  Reinvestment........................................         25,756               52,133
Cost of Units Repurchased.............................     (5,266,428)          (3,908,192)
                                                          -----------          -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS........................................     (5,240,672)          (3,856,059)
                                                          -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS.................     (3,576,548)           9,968,296
NET ASSETS:
Beginning of the Period...............................     66,426,131           56,457,835
                                                          -----------          -----------
End of the Period.....................................    $62,849,583          $66,426,131
                                                          ===========          ===========

CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment............             77                  185
Units Repurchased.....................................        (15,831)             (14,244)
                                                          -----------          -----------
  Decrease in Partnership Units Outstanding...........        (15,754)             (14,059)
                                                          ===========          ===========

See Notes to Financial Statements                                              7

VAN KAMPEN EXCHANGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                          YEAR ENDED DECEMBER 31,
                               JUNE 30,     -------------------------------------------------------------
                                 2004        2003          2002            2001         2000       1999
                              ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $329.53      $261.82      $352.77         $376.51       $348.41    $313.59
                               -------      -------      -------         -------       -------    -------
  Net Investment Income.....      1.59(a)      2.99(a)      2.60(a)         2.40(a)       1.85(a)    1.77(a)
  Net Realized and
    Unrealized Gain/Loss....      7.83        66.00      (92.27)         (24.86)         28.06      34.82
                               -------      -------      -------         -------       -------    -------
Total from Investment
  Operations................      9.42        68.99      (89.67)         (22.46)         29.91      36.59
                               -------      -------      -------         -------       -------    -------
Less:
  Distributions from Net
    Investment Income.......       .64         1.28         1.28            1.28          1.28       1.28
  Distributions from Net
    Realized Gain...........       .09          -0-          -0-             -0-           .53        .49
                               -------      -------      -------         -------       -------    -------
Total Distributions.........       .73         1.28         1.28            1.28          1.81       1.77
                               -------      -------      -------         -------       -------    -------
NET ASSET VALUE, END OF THE
  PERIOD....................   $338.22      $329.53      $261.82         $352.77       $376.51    $348.41
                               =======      =======      =======         =======       =======    =======

Total Return (b)............     2.86%*      26.44%      -25.47%          -5.97%         8.56%     11.48%
Net Assets at End of the
  Period (In millions)......   $  62.8      $  66.4      $  56.5         $  84.7       $  94.8    $  94.2
Ratio of Expenses to Average
  Net Assets................      .75%         .78%         .71%            .64%          .65%       .75%
Ratio of Net Investment
  Income to Average Net
  Assets....................      .97%        1.05%         .85%            .68%          .45%       .53%
Portfolio Turnover..........        0%*          0%           0%              0%            0%         0%
*  Non-Annualized

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

 8                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $ 3,700,502
                                                                -----------
Gross tax unrealized appreciation...........................    $59,152,771
Gross tax unrealized depreciation...........................            -0-
                                                                -----------
Net tax unrealized appreciation on investments..............    $59,152,771
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2004, the Fund's custody fee was reduced by $259 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $5,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $4,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which is reported as part of "Other" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan,

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 2004, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 223 and 3,116 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $5,099,769, respectively.

5. NET ASSETS

At June 30, 2004, net assets include the following:

Net paid in capital on units of beneficial interest.........    $ 7,610,712
Net unrealized appreciation on investments..................     55,238,871
                                                                -----------
Total net assets............................................    $62,849,583
                                                                ===========

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EXCHANGE FUND (A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS AND IMPORTANT ADDRESSES

MANAGING GENERAL PARTNERS

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EXCHANGE FUND

RESULTS OF PARTNER VOTES

The Annual Meeting of the Partners of the Fund was held on June 23, 2004, where partners voted on the election of Managing General Partners. With regard to the election of the following Managing General Partners of the Fund:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
David C. Arch...............................................   98,687              3,686
J. Miles Branagan...........................................   98,687              3,686
Jerry D. Choate.............................................   98,687              3,686
Rod Dammeyer................................................   98,687              3,686
Linda Hutton Heagy..........................................   98,687              3,686
R. Craig Kennedy............................................   98,687              3,686
Howard J Kerr...............................................   98,687              3,686
Mitchell M. Merin...........................................   98,687              3,686
Jack E. Nelson..............................................   98,687              3,686
Richard F. Powers, III......................................   98,687              3,686
Hugo F. Sonnenschein........................................   98,687              3,686
Wayne W. Whalen.............................................   98,687              3,686
Suzanne H. Woolsey..........................................   98,687              3,686

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                           Van Kampen Funds Inc.
                                           1 Parkview Plaza, P.O. Box 5555
                                           Oakbrook Terrace, IL 60181-5555
                                           www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                           Copyright (C)2004 Van Kampen Funds
                                           Inc. All rights reserved.
                                           Member NASD/SIPC.
                                           EXCH SAR 8/04 RN04-01787P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
     ----------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004